FINANCIAL STATEMENT SCHEDULE I (STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating expenses:
Total operating expenses, net	$ (45,790)	$ (46,137)	$ (32,619)
Income from operations	1,051,418	187,855	47,485
Income tax expense	170,101	28,182	9,623
Net income attributable to Daqo New Energy Corp. ordinary shareholders	748,924	129,195	29,524
Other comprehensive (loss) income:
Comprehensive income attributable to Daqo New Energy Corp. ordinary shareholders	794,084	175,399	22,820
Parent Company [Member]
Operating expenses:
General and administrative	(11,292)	(12,728)	(11,976)
Total operating expenses, net	(11,292)	(12,728)	(11,976)
Income from operations	(11,292)	(12,728)	(11,976)
Interest income	0	7	21
Income tax expense		(2,391)
Net loss before share of results of subsidiaries	(11,292)	(15,112)	(11,955)
Equity in earnings of subsidiaries	760,216	144,307	41,479
Net income attributable to Daqo New Energy Corp. ordinary shareholders	748,924	129,195	29,524
Other comprehensive (loss) income:
Foreign currency translation adjustments, net of tax of nil	45,160	46,204	(6,704)
Total other comprehensive (loss) income:	45,160	46,204	(6,704)
Comprehensive income attributable to Daqo New Energy Corp. ordinary shareholders	$ 794,084	$ 175,399	$ 22,820